Segment reporting (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Net interest income		$ 7,747	$ 7,108	$ 7,297
Non-interest income		41,826	41,503	33,536
Total revenues		49,573	48,611	40,834
Credit loss expense / (release)		524	551	1,037
Operating expenses		40,197	41,239	38,806
Operating profit / (loss) before tax		8,853	6,821	28,255
Tax expense / (benefit)		1,056	1,675	873
Net profit / (loss)		7,797	5,146	27,382
Additional information
Total assets		1,617,427	1,565,028	1,716,924
Additions to non-current assets		2,800	2,206	10,714
Net gains / (losses) from disposals of investments in associates and joint ventures		3	135	4
Credit Suisse
Disclosure Of Operating Segments [Line Items]
Negative goodwill	$ 27,300			27,264
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income		7,018	7,358	7,082
Non-interest income		18,941	17,158	14,474
Total revenues		25,960	24,516	21,556
Credit loss expense / (release)		48	(16)	166
Operating expenses		20,705	20,608	17,945
Operating profit / (loss) before tax		5,207	3,924	3,445
Additional information
Total assets		578,394	559,601	567,648
Additions to non-current assets		1,169	889	2,584
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income		5,322	5,650	4,878
Non-interest income		3,832	3,684	2,810
Total revenues		9,154	9,334	7,687
Credit loss expense / (release)		339	404	482
Operating expenses		6,318	5,741	4,394
Operating profit / (loss) before tax		2,497	3,189	2,811
Additional information
Total assets		479,956	447,068	483,794
Additions to non-current assets		485	361	3,279
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income		(69)	(63)	(40)
Non-interest income		3,224	3,246	2,726
Total revenues		3,156	3,182	2,686
Credit loss expense / (release)		1	(1)	0
Operating expenses		2,436	2,663	2,353
Operating profit / (loss) before tax		719	520	332
Additional information
Total assets		27,357	22,702	21,804
Additions to non-current assets		159	100	709
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income		(2,938)	(3,597)	(2,915)
Non-interest income		15,278	14,544	11,619
Total revenues		12,340	10,948	8,703
Credit loss expense / (release)		133	97	190
Operating expenses		9,387	8,934	8,585
Operating profit / (loss) before tax		2,819	1,917	(72)
Additional information
Total assets		488,964	453,422	428,269
Additions to non-current assets		971	768	530
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income		(72)	126	437
Non-interest income		226	1,480	260
Total revenues		154	1,605	697
Credit loss expense / (release)		(1)	69	193
Operating expenses		1,353	3,512	5,091
Operating profit / (loss) before tax		(1,199)	(1,976)	(4,587)
Additional information
Total assets		25,376	68,260	201,131
Additions to non-current assets		16	88	3,062
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income		(1,514)	(2,365)	(2,144)
Non-interest income		325	1,391	1,648
Total revenues		(1,190)	(975)	(495)
Credit loss expense / (release)		2	(2)	6
Operating expenses		(2)	(220)	438
Operating profit / (loss) before tax		(1,190)	(752)	(938)
Additional information
Total assets		17,380	13,975	14,277
Additions to non-current assets		$ 0	$ 0	$ 550